Income Tax (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Composition of deferred tax assets:
Net loss carry-forward	$ 446,684	$ 531,522	$ 814,000
Valuation allowance	(446,684)	(531,522)	(814,000)
Deferred tax assets